GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
GOODWILL.
Schedule Of Activities For Goodwill	The following are activities for goodwill for the year ended December 31, 2023 (in thousands):

Balance December 31, 2022	$37,798
Measurement Period Adjustments	114
Impairments During the Year	(37,912)
Balance December 31, 2023	$—